CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details) - USD ($)	1 Months Ended
	Jul. 31, 2022	May 31, 2022	Sep. 30, 2021	Jul. 31, 2021
Tri-Bridge Note #1 [Member]
Converion Price Per Share	$ 0.001
Number Shares	9,853,810	15,146,188
Amount Converted	$ 9,854	$ 15,146
May 2022 Conversion [Member] | Tri-Bridge Note #1 [Member]
Amount Converted		$ 15,146
Converion Price Per Share		$ 0.001
Number Shares		15,146,188
Power Up Note #1
Amount Converted			$ 46,110	$ 55,500
Number Shares			4,617,034	3,990,961
Power Up Note #1 | Promissory Note One [Member]
Amount Converted			$ 20,000	$ 20,000
Number Shares			2,150,538	1,398,601
Conversion Price Per Share			$ 0.01	$ 0.0143
Power Up Note #1 | Promissory Note Two [Member]
Amount Converted			$ 11,110	$ 20,500
Number Shares			1,371,605	1,666,434
Conversion Price Per Share			$ 0.01	$ 0.0143
Power Up Note #1 | Promissory Note [Member]
Amount Converted			$ 15,000	$ 15,000
Number Shares			1,094,891	925,926
Conversion Price Per Share			$ 0.01	$ 0.0162